Annual Total Returns[BarChart] - Aggressive Allocation Fund - Investor	2011	2012	2013	2014	2015	2016	2017	2018	2019	2020
Total	(5.14%)	17.19%	27.41%	3.38%	(2.39%)	6.38%	25.49%	(10.15%)	26.86%	15.49%